SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Mar. 12, 2026	Aug. 06, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 15, 2025	Nov. 20, 2025	Feb. 03, 2025
Subsequent Event [Line Items]
Preferred stock, par value				$ 0					$ 0.0001
Net proceeds				$ 3,455,000
Stock price				$ 1.68			$ 0.90	$ 4.25
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value				$ 0.0001	$ 0.0001
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Stock price	$ 1.00
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued and sold			2,311,248
Sale of stock amount			$ 5,200,000
Net proceeds		$ 485,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued and sold	1,000,000
Preferred stock, par value	$ 0.0001
Sale of stock amount	$ 1,000,000.0
Net proceeds	$ 975,000